OTHER INCOME, GAINS or (LOSSES)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
OTHER INCOME, GAINS or (LOSSES)

7 OTHER INCOME, GAINS or (LOSSES)

		Year ended	Year ended	Year ended
	Notes	March 31, 2026	March 31, 2025	March 31, 2024
		USD	USD	USD
Fair value change
Preferred Shares	(a)	-	4,117,648	4,101,000
Convertible loan notes	(b)	-	(639,000)	(374,000)
Other interest income	(c)	601,370	-	-
Bank interest income		10,295	85	873
Subsidies from government authorities		38,236	22,454	19,230
Impairment loss on goodwill	(d)	(6,950,440)	-	-
Others		20,591	13	6,885
		(6,279,948)	3,501,200	3,753,988

(a)

In July 2021, DSL allotted 3,000 Preferred Shares to a new shareholder for a consideration of $6,000,000. Preferred Shares were fair valued, using an equity allocation model at the end of each reporting period, which resulted in a gain of $4.1 million and $4.1 million for each of the year ended March 31, 2025 and 2024 respectively (2026: $Nil).

On December 20, 2024, following the Company’s registration statement Form F-1 being declared effective by the SEC, the outstanding 2,583,820 Preferred Shares were converted into Ordinary Shares on a 1:1 basis with 2,583,820 Ordinary Shares being issued. No Preferred Shares outstanding since then.

(b)

The Group issued 8% convertible loan notes. The notes were fair valued, using binomial option pricing model, at the end of each reporting period, resulting in a loss of $0.6 million and 0.4 million for each of the year ended March 31, 2025 and 2024 respectively (2026: $Nil).

On December 20, 2024, following the Company’s registration statement being declared effective by the SEC, all the outstanding Notes with an aggregate face value of $4,350,000 and accrued interest of $751,781, totaling $5,101,781, were converted into Ordinary Shares at a conversion price of $2.17 resulting in the issuance of 2,347,134 Ordinary Shares. There are no Notes still outstanding

(c)	Other interest income represents the interest earned from advances to Resulticks. For details of the advances to Resulticks, see note 15.4.
(d)	Impairment loss is recognized on goodwill arising from the acquisition of Matter on the date of initial recognition. For details, see note 11.